CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue	[1]	$ 94,664	$ 69,691	$ 65,406	$ 164,355	$ 134,640
Share of profit/(loss) of joint ventures and associates		642	(93)	712	548	1,327
Interest and other income/(expenses)	[2]	1,048	535	326	1,583	628
Total revenue and other income/(expenses)		96,354	70,133	66,443	166,487	136,596
Purchases		64,530	44,775	44,099	109,304	89,948
Production and manufacturing expenses		5,476	5,745	4,909	11,221	10,459
Selling, distribution and administrative expenses		2,911	2,803	3,077	5,714	5,917
Research and development		277	167	278	444	464
Exploration		110	98	360	208	569
Depreciation, depletion and amortisation	[2]	6,183	5,743	6,670	11,926	12,111
Interest expense		1,114	1,473	1,075	2,587	2,194
Total expenditure		80,600	60,805	60,468	141,405	121,662
Income/(loss) before taxation		15,754	9,328	5,975	25,082	14,934
Taxation charge/(credit)	[2]	4,949	3,570	2,332	8,519	6,415
Income/(loss) for the period		10,805	5,758	3,644	16,564	8,519
Income/(loss) attributable to non-controlling interest		(16)	64	43	48	138
Income/(loss) attributable to Shell plc shareholders		$ 10,821	$ 5,694	$ 3,601	$ 16,515	$ 8,381
Basic earnings per share ($ per share)	[3]	$ 1.94	$ 1.01	$ 0.61	$ 2.94	$ 1.40
Diluted earnings per share ($ per share)	[3]	$ 1.92	$ 1.00	$ 0.60	$ 2.91	$ 1.39

[1]	See Note 2 “Segment information”.
[2]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.
[3]	See Note 3 “Earnings per share”.